Related Parties	12 Months Ended
Dec. 31, 2022
Related Parties
Related Parties

Note 20: Related Parties

20.1 Compensation due to executive officers and directors

	FOR THE YEAR ENDED
	DECEMBER 31,
(amounts in thousands of euros)	2020	2021	2022
Fixed compensation	960	1,125	1,136
Variable compensation	272	269	269
Benefits in kind	34	25	25
Directors fees	263	301	125
Share-based payments	581	3,294	5,567
Consulting fees	—	30	150
Total compensation of executive officers	2,110	5,044	7,272

Post-employment benefits have not been granted to our Chief Executive Officer or members of the Board of Directors.

20.2 Intellectual Property Agreement signed with the Company’s CEO

The Company’s CEO, who is a corporate officer but not an employee of the Company under French law, is involved in our research and development activities. He has developed inventions with the Company for which the Company has submitted patent applications in which the Company’s CEO is listed as a co-inventor and other inventions that the Company expects may give rise to patent applications in the future for which the Company expects he will be included as a co-inventor.

As an inventor, the Company’s CEO has certain rights under French intellectual property law. These rights are distinct from the statutory rights that usually apply to employee inventors under French law.

In order to define a framework within which any intellectual property resulting from the Company’s CEO’s research and development activities is properly assigned to the Company, the Company has entered into an agreement, which has been approved by the Company’s board of directors pursuant to which he is entitled to the following payments for his contributions:

(a)	a first lump sum cash payment of €90 thousand to be paid within 30 days of filing of a patent application based on the assigned rights; and
(b)	a second lump sum cash payment of €90 thousand to be paid within 30 days of publication of a patent application based on the assigned rights; and
(c)	a 6.5% royalty payment with respect to any license income and/or any net sales by the Company of products manufactured with the patents filed on the basis of the assigned rights.

These three payments will be capped at €2.1 million on a platform per platform basis.

In the event that a third-party pharmaceutical and/or biotech company acquires 100% of the Company’s capital and voting rights, payments will be accelerated, so that the cap (€2.1 million per platform), less any amount previously paid in respect of a platform, will become immediately payable.

Following the signature of this agreement, an amount of €450 thousand was due to the Company’s CEO, as certain patent applications covered by the agreement had already been filed and therefore triggered payment of the first lump sum.

In April 2020, the Company entered into an amendment to the Intellectual Property agreement signed with the Company’s CEO to cover two publications of patent applications not included under the existing contract. This amendment was approved by the Board of Directors on April 3, 2020, under which the Company’s CEO is entitled to the payment of a lump sum in cash amounting to €180 thousand.

The total patents rights acquired from the Company’s CEO and capitalized as of December 31, 2022 amounted to €1,440 thousand (of which €270 thousand and €90 thousand for the years ended 2021 and 2022, respectively) and are amortized over a 19-year period. The royalty payments are not capitalized.

20.3 Consultant contract concluded with Successful Life

On October 1, 2019, the Company entered into a services agreement with Successful Life SAS in which Jean Mariani, its legal representative, has a controlling interest. This agreement was entered into for a period of one year and was renewed by written amendment dated October 1, 2020 for an additional period of one year, tacitly renewable. This agreement has been terminated and a new agreement has been signed for a period of one year tacitly renewable with effect as from January 1, 2021 following the March 9, 2021 Board decision. The contract runs by tacit renewal for one additionnal year in 2023. This services agreement provides for the scientific and strategic advice in relation to the biology of aging. The agreement provides for a fixed remuneration of €450 per day within the cap of €32,400 per year and reimbursement of costs and expenses upon presentation of supporting documentation.

In addition, on July 7, 2021, we signed a second agreement with Successful Life SAS by which Jean Mariani is to serve as interim Chief Medical officer until September 8, 2021, as approved by the July 7, 2021 Board decision, for a fixed remuneration of €15,000 per month. This agreement was extended on August 31 until September 30 2022, and approved by the September 15, 2021 Board decision.